INITIAL PUBLIC OFFERING (IPO) AND SECONDARY OFFERING	12 Months Ended
Dec. 31, 2016
INITIAL PUBLIC OFFERING ('IPO') AND SECONDARY OFFERING [Abstract]
INITIAL PUBLIC OFFERING (IPO) AND SECONDARY OFFERING
NOTE 2 - INITIAL PUBLIC OFFERING ("IPO") AND SECONDARY OFFERING

On October 2, 2013, the Company closed its IPO in the United States with respect to the sale of 5,073,800 ordinary shares.  In connection with the IPO, the Company’s ordinary shares were listed on the NASDAQ Global Select Market. The IPO price was $14 per share. After deducting the underwriting discount and the offering expenses, the net proceeds to the Company from the offering amounted to $62,838,000. The number of shares offered included the underwriters’ option to purchase an additional 661,800 ordinary shares at the IPO price that was exercised in full prior to closing.

On March 5, 2014, the Company closed a registered public offering by certain selling shareholders of 5,403,685 ordinary shares at $28.00 per share, which included 704,828 shares purchased pursuant to the full exercise of the underwriters' option to purchase additional shares. The Company did not receive any proceeds from the sale of these shares. The Company recognized in the statement of operations and comprehensive income (loss) $0.4 million of expenses in respect of such offering.